UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional  Investment  Manager  Filing  this Report:

Name:      Daniel S. Kampel Associates, Inc.
Address:   600 Third Avenue
           New York, New York 10016
           -----------------------------------------------------

Form  13F  File  Number:  28-01764
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Margaret A. Dolan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Margaret A. Dolan                New York, New York               05/10/2000
---------------------                ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
28-01764         Margaret A. Dolan
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           36
                                              -----------

Form  13F  Information  Table  Value  Total:  $75,779,034
                                              -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
AGILENT TECHNOLOGIES           COMMON STOCK     00846U101  1112426   36200          Sole             36200      0    0
AMERICAN HOME PRODUC           COMMON STOCK     026609107  1768375   30100          Sole             30100      0    0
AMERICAN INT'L GROUP           COMMON STOCK     026874107  4219891   52421          Sole             52421      0    0
AOL TIME WARNER INC.           COMMON STOCK     02364J10   1774630   44200          Sole             44200      0    0
AUTOMATIC DATA PROCESSING INC. COMMON STOCK     053015103  1876110   34500          Sole             34500      0    0
AMERICAN EXPRESS CO            COMMON STOCK     025816109  1614830   39100          Sole             39100      0    0
BED BATH AND BEYOND            COMMON STOCK     075896100  2186063   89000          Sole             89000      0    0
CLEAR CHANNEL COMMUN           COMMON STOCK     184502102  1661651   30517          Sole             30517      0    0
CHEVRON                        COMMON STOCK     166751107  2730580   31100          Sole             31100      0    0
CISCO SYSTEM, INC.             COMMON STOCK     17275R102  1000141   63250          Sole             63250      0    0
QUEST DIAG INC                 COMMON STOCK     74834L100  1475242   16600          Sole             16600      0    0
WALT DISNEY CO                 COMMON STOCK     254687106  1873300   65500          Sole             65500      0    0
EMC CORP                       COMMON STOCK     268648102   576240   19600          Sole             19600      0    0
ELPASO CORP                    COMMON STOCK     283905107  2265910   34700          Sole             34700      0    0
FANNIE MAE                     COMMON STOCK     313586109  3176040   39900          Sole             39900      0    0
FEDERAL HOME LOAN MORTGAGE     COMMON STOCK     313400301  2735826   42200          Sole             42200      0    0
GENERAL ELECTRIC CO.           COMMON STOCK     369604103  3863678   92300          Sole             92300      0    0
CORNING INC.                   COMMON STOCK     219350105   628459   30375          Sole             30375      0    0
HOME DEPOT INC                 COMMON STOCK     437076102  2788570   64700          Sole             64700      0    0
HEWLETT PACKARD CORP           COMMON STOCK     428236103  1676072   53600          Sole             53600      0    0
INTEL CORP                     COMMON STOCK     458140100  1478763   56200          Sole             56200      0    0
JOHNSON & JOHNSON              COMMON STOCK     478160104  3708728   42400          Sole             42400      0    0
JEFFERSON PILOT CORP           COMMON STOCK     475070108  2355783   34700          Sole             34700      0    0
JP MORGAN CHASE & CO           COMMON STOCK     46625H100  2071462   46135          Sole             46135      0    0
KROGER COMPANY                 COMMON STOCK     501044101  1802721   69900          Sole             69900      0    0
LUCENT TECHNOLOGIES            COMMON STOCK     549463107   553335   55500          Sole             55500      0    0
MEDTRONIC INC                  COMMON STOCK     585055106  3210948   70200          Sole             70200      0    0
MINNESOTA MINING &             COMMON STOCK     604059105  2254630   21700          Sole             21700      0    0
MANUFACTURING
MICROSOFT CORP.                COMMON STOCK     594918104  1815625   33200          Sole             33200      0    0
NORTEL NETWORKS                COMMON STOCK     656569100   498775   35500          Sole             35500      0    0
PFIZER INC                     COMMON STOCK     717081103  3779685   92300          Sole             92300      0    0
SCHLUMBERGER LTD.              COMMON STOCK     806857108  1647646   28600          Sole             28600      0    0
SUN MICROSYSTEMS               COMMON STOCK     866810104  1320283   85900          Sole             85900      0    0
TARGET CORP                    COMMON STOCK     87612E106  2832280   78500          Sole             78500      0    0
WAL-MART STORES                COMMON STOCK     931142103  2191700   43400          Sole             43400      0    0
EXXON MOBIL CORP               COMMON STOCK     30231G102  3252636   40156          Sole             40156      0    0

